BASIC AND DILUTED INCOME PER SHARE - Additional Information (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	6,149,696	6,056,135	6,149,696	6,056,135	5,834,519	5,852,864
Share options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,423,689	4,898,088	4,116,770	4,856,301
RSU expense
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	313,851	593,907	0	593,907